Summary of Significant Accounting Policies - Initial application of new standards (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Subscription	$ 403,214	$ 242,128	$ 146,659
Maintenance	325,898	265,521	218,848
Perpetual license	85,481	74,565	65,487
Other	59,357	37,722	26,064
Total revenues	873,950	619,936	457,058
Total operating expenses	755,008	563,861	387,155
Operating loss	(53,748)	(63,086)	(5,880)
Income tax benefit (expense)	(53,507)	17,148	9,280
Net loss	(119,341)	(42,504)	$ 4,373
Current assets:
Prepaid expenses and other current assets	28,219	23,317
Non-current assets:
Deferred tax assets	64,662	188,239
Other non-current assets	112,221	9,269
Current liabilities:
Deferred revenue	340,834	245,306
Non-current liabilities:
Deferred tax liabilities	12,051	43,950
Deferred revenue	19,386	10,691
Accumulated deficit	(142,570)	(23,229)
IFRS 15 Adjustment
Revenues:
Subscription	7,480	7,695
Maintenance	613	(1,068)
Perpetual license	(2,310)	(507)
Other	1,245	628
Total revenues	7,028	6,748
Total operating expenses	(675)	(504)
Operating loss	7,703	7,252
Income tax benefit (expense)	(1,794)	(2,197)
Net loss	5,909	5,055
Current assets:
Prepaid expenses and other current assets	1,576	822
Non-current assets:
Deferred tax assets	(5,442)	(3,341)
Other non-current assets	1,180	778
Current liabilities:
Deferred revenue	(16,440)	(10,541)
Non-current liabilities:
Deferred tax liabilities	109	416
Deferred revenue	(909)	(261)
Accumulated deficit	14,554	8,645
As Adjusted
Revenues:
Subscription	410,694	249,823
Maintenance	326,511	264,453
Perpetual license	83,171	74,058
Other	60,602	38,350
Total revenues	880,978	626,684
Total operating expenses	754,333	563,357
Operating loss	(46,045)	(55,834)
Income tax benefit (expense)	(55,301)	14,951
Net loss	(113,432)	(37,449)
Current assets:
Prepaid expenses and other current assets	29,795	24,139
Non-current assets:
Deferred tax assets	59,220	184,898
Other non-current assets	113,401	10,047
Current liabilities:
Deferred revenue	324,394	234,765
Non-current liabilities:
Deferred tax liabilities	12,160	44,366
Deferred revenue	18,477	10,430
Accumulated deficit	$ (128,016)	$ (14,584)